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Small Company Growth Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.5%		Shares	Value
Communication Services - 1.3%
Cargurus, Inc. (a)		831	$30,938
CuriosityStream, Inc.		247	1,309
EverQuote, Inc. - Class A (a)		1,050	24,014
fuboTV, Inc. (a)(b)		4,818	19,995
Globalstar, Inc. (a)		279	10,153
Gogo, Inc. (a)		237	2,036
Grindr, Inc. (a)		1,888	28,358
IDT Corp. - Class B		136	7,114
IMAX Corp. (a)		3,228	105,717
John Wiley & Sons, Inc. - Class A		569	23,027
MNTN, Inc. - Class A (a)		1,740	32,277
Yelp, Inc. (a)		106	3,307
			288,245

Consumer Discretionary - 11.2%
Abercrombie & Fitch Co. - Class A (a)		320	27,376
Academy Sports & Outdoors, Inc.		227	11,355
Adtalem Global Education, Inc. (a)		297	45,872
American Public Education, Inc. (a)		1,442	56,916
Birkenstock Holding PLC (a)		2,175	98,419
Black Rock Coffee Bar, Inc. - Class A (a)		783	18,682
Boot Barn Holdings, Inc. (a)		985	163,234
Brinker International, Inc. (a)		180	22,802
Build-A-Bear Workshop, Inc. (b)		257	16,759
Cavco Industries, Inc. (a)		12	6,969
Champion Homes, Inc. (a)		1,375	105,009
Coursera, Inc. (a)		1,646	19,275
Dorman Products, Inc. (a)		560	87,293
European Wax Center, Inc. - Class A (a)		1,386	5,530
Frontdoor, Inc. (a)		983	66,146
Genius Sports Ltd. (a)		5,567	68,919
GigaCloud Technology, Inc. - Class A (a)		149	4,232
Groupon, Inc. (a)		374	8,733
Installed Building Products, Inc.		27	6,660
Kontoor Brands, Inc.		308	24,569
LCI Industries		291	27,107
Life Time Group Holdings, Inc. (a)		2,930	80,868
Lincoln Educational Services Corp. (a)		1,983	46,600
Lindblad Expeditions Holdings, Inc. (a)		3,772	48,282
Modine Manufacturing Co. (a)		47	6,681
Monarch Casino & Resort, Inc.		130	13,759
OneSpaWorld Holdings Ltd.		7,158	151,320
Pattern Group, Inc. - Class A (a)		6,850	93,845
Peloton Interactive, Inc. - Class A (a)		1,228	11,052
Revolve Group, Inc. (a)		323	6,880
Rush Street Interactive, Inc. (a)		2,035	41,677
Sabre Corp. (a)		999	1,828
Savers Value Village, Inc. (a)		1,039	13,767
Stride, Inc. (a)		712	106,045
Super Group SGHC Ltd.		558	7,366
Texas Roadhouse, Inc.		1,170	194,395
ThredUp, Inc. - Class A (a)		7,153	67,596
TopBuild Corp. (a)(b)		440	171,978
Udemy, Inc. (a)		4,118	28,867
Universal Technical Institute, Inc. (a)		2,882	93,809
Upbound Group, Inc.		1,049	24,788
Urban Outfitters, Inc. (a)		442	31,572
Warby Parker, Inc. - Class A (a)		7,316	201,775
Wingstop, Inc.		565	142,199
Wolverine World Wide, Inc.		691	18,961
Worthington Enterprises, Inc.		171	9,489
XPEL, Inc. (a)		1,094	36,179
			2,543,435

Consumer Staples - 2.7%
Cal-Maine Foods, Inc.		391	36,793
Celsius Holdings, Inc. (a)		2,485	142,863
Chefs' Warehouse, Inc. (a)		1,366	79,679
Energizer Holdings, Inc.		372	9,259
Herbalife Ltd. (a)		2,127	17,952
Natural Grocers by Vitamin Cottage, Inc.		1,222	48,880
Oddity Tech Ltd. - Class A (a)		1,560	97,188
PriceSmart, Inc.		25	3,030
Sprouts Farmers Market, Inc. (a)		350	38,080
Vita Coco Co., Inc. (a)		2,263	96,109
Vital Farms, Inc. (a)		1,268	52,178
			622,011

Energy - 3.5%
Calumet, Inc. (a)		799	14,582
Centrus Energy Corp. - Class A (a)		459	142,322
Excelerate Energy, Inc. - Class A		8,666	218,296
Gulfport Energy Corp. (a)		19	3,439
Kodiak Gas Services, Inc.		148	5,471
Oceaneering International, Inc. (a)		5,282	130,888
Par Pacific Holdings, Inc. (a)		607	21,500
Permian Resources Corp.		9,725	124,480
Sable Offshore Corp. (a)		100	1,746
Schlumberger NV		229	7,871
Solaris Oilfield Infrastructure, Inc. - Class A		2,090	83,537
Tidewater, Inc. (a)		512	27,305
World Kinect Corp.		826	21,435
			802,872

Financials - 10.4%
Artisan Partners Asset Management, Inc. - Class A		1,953	84,760
BancFirst Corp.		280	35,406
Bancorp, Inc. (a)		559	41,864
Bank of Hawaii Corp.		852	55,925
Bank OZK		1,880	95,842
Cadence Bank		2,465	92,536
Coastal Financial Corp. (a)		700	75,719
Customers Bancorp, Inc. (a)		66	4,314
Dave, Inc. (a)		500	99,675
Diamond Hill Investment Group, Inc.		44	6,161
Enova International, Inc. (a)		318	36,599
EVERTEC, Inc.		626	21,146
Finwise Bancorp (a)		344	6,670
First BanCorp/Puerto Rico		1,460	32,193
First Business Financial Services, Inc.		49	2,512
First Financial Bankshares, Inc.		2,254	75,847
First Western Financial, Inc. (a)		354	8,151
HCI Group, Inc.		232	44,528
Heritage Insurance Holdings, Inc. (a)		418	10,525
Hippo Holdings, Inc. (a)		299	10,812
I3 Verticals, Inc. - Class A (a)		4,108	133,346
Kingstone Cos., Inc.		1,518	22,315
Lemonade, Inc. (a)		591	31,636
LendingTree, Inc. (a)		519	33,595
Live Oak Bancshares, Inc.		223	7,854
Marex Group PLC		1,383	46,497
Marqeta, Inc. - Class A (a)		1,044	5,512
Meridian Corp.		713	11,258
Miami International Holdings, Inc. (a)		1,365	54,955
Moelis & Co. - Class A		2,478	176,731
NerdWallet, Inc. - Class A (a)		4,753	51,142
Nicolet Bankshares, Inc.		118	15,871
Northfield Bancorp, Inc.		575	6,785
OppFi, Inc.		2,316	26,240
Oscar Health, Inc. - Class A (a)		957	18,116
Pagseguro Digital Ltd. - Class A		7,987	79,870
Palomar Holdings, Inc. (a)		439	51,253
Paymentus Holdings, Inc. - Class A (a)		3,900	119,340
Payoneer Global, Inc. (a)		2,858	17,291
Perella Weinberg Partners		10,351	220,683
Piper Sandler Cos.		250	86,748
PJT Partners, Inc. - Class A		308	54,741
Priority Technology Holdings, Inc. (a)		691	4,747
Remitly Global, Inc. (a)		834	13,594
Root, Inc./OH (a)		153	13,695
Selectquote, Inc. (a)		2,700	5,292
ServisFirst Bancshares, Inc.		59	4,751
Sezzle, Inc. (a)		87	6,919
Shore Bancshares, Inc.		347	5,694
SiriusPoint Ltd. (a)		103	1,863
StoneCo Ltd. - Class A (a)		959	18,135
Triumph Financial, Inc. (a)		1,792	89,672
Trupanion, Inc. (a)		78	3,376
Upstart Holdings, Inc. (a)		808	41,046
Victory Capital Holdings, Inc. - Class A		94	6,088
WisdomTree, Inc. (b)		2,580	35,862
			2,363,698

Health Care - 23.8%
ACADIA Pharmaceuticals, Inc. (a)		1,535	32,757
Adaptive Biotechnologies Corp. (a)		10,556	157,918
Addus HomeCare Corp. (a)		12	1,416
ADMA Biologics, Inc. (a)		13,074	191,665
Akebia Therapeutics, Inc. (a)		1,022	2,790
Akero Therapeutics, Inc. (a)		175	8,309
Alkermes PLC (a)		1,010	30,300
Alphatec Holdings, Inc. (a)		892	12,970
Amicus Therapeutics, Inc. (a)		1,500	11,820
Amneal Pharmaceuticals, Inc. (a)		6,410	64,164
Amphastar Pharmaceuticals, Inc. (a)		282	7,515
ANI Pharmaceuticals, Inc. (a)		1,335	122,286
Apogee Therapeutics, Inc. (a)		32	1,271
Arcellx, Inc. (a)		679	55,746
Arcutis Biotherapeutics, Inc. (a)		2,093	39,453
Arrowhead Pharmaceuticals, Inc. (a)		548	18,901
Artivion, Inc. (a)		3,352	141,924
Arvinas, Inc. (a)		572	4,873
Aurinia Pharmaceuticals, Inc. (a)		3,026	33,437
Avadel Pharmaceuticals PLC (a)		2,475	37,793
Axsome Therapeutics, Inc. (a)		123	14,938
Beta Bionics, Inc. (a)		3,229	64,160
BioCryst Pharmaceuticals, Inc. (a)		4,626	35,111
Biote Corp. (a)		809	2,427
Bridgebio Pharma, Inc. (a)		426	22,126
Catalyst Pharmaceuticals, Inc. (a)		2,669	52,579
Celcuity, Inc. (a)		2,213	109,322
Cerus Corp. (a)		14,117	22,446
Chemed Corp.		270	120,890
ChromaDex Corp. (a)		1,748	16,309
Cidara Therapeutics, Inc. (a)		970	92,887
Coherus Biosciences, Inc. (a)		1,593	2,613
Collegium Pharmaceutical, Inc. (a)		1,223	42,793
CONMED Corp.		403	18,953
Corcept Therapeutics, Inc. (a)		192	15,957
CorMedix, Inc. (a)		1,259	14,642
Crinetics Pharmaceuticals, Inc. (a)		239	9,954
Cytokinetics, Inc. (a)		41	2,253
Dynavax Technologies Corp. (a)		711	7,060
Dyne Therapeutics, Inc. (a)		368	4,655
Electromed, Inc. (a)		154	3,781
Enhabit, Inc. (a)		601	4,814
Ensign Group, Inc.		557	96,233
Esperion Therapeutics, Inc. (a)(b)		1,347	3,570
Eton Pharmaceuticals, Inc. (a)		205	4,455
GeneDx Holdings Corp. (a)		1,157	124,655
Geron Corp. (a)		9,144	12,527
Halozyme Therapeutics, Inc. (a)		914	67,033
Harmony Biosciences Holdings, Inc. (a)		946	26,072
Harrow, Inc. (a)		823	39,652
HealthEquity, Inc. (a)		2,192	207,736
HeartFlow, Inc. (a)		1,941	65,334
Heron Therapeutics, Inc. (a)(b)		2,266	2,855
Hims & Hers Health, Inc. (a)		1,083	61,428
Hinge Health, Inc. - Class A (a)		255	12,515
Immunome, Inc. (a)		1,920	22,483
Indivior PLC (a)		1,767	42,602
Innoviva, Inc. (a)		4,512	82,344
Insmed, Inc. (a)		187	26,930
Iovance Biotherapeutics, Inc. (a)		1,176	2,552
iRhythm Technologies, Inc. (a)		76	13,071
Ironwood Pharmaceuticals, Inc. (a)		8,855	11,600
Kestra Medical Technologies Ltd. (a)		2,340	55,598
Krystal Biotech, Inc. (a)		181	31,952
LeMaitre Vascular, Inc.		1,890	165,394
LENZ Therapeutics, Inc. (a)		1,015	47,279
LifeStance Health Group, Inc. (a)		663	3,647
Ligand Pharmaceuticals, Inc. (a)		1,428	252,956
Liquidia Corp. (a)		792	18,010
Madrigal Pharmaceuticals, Inc. (a)		142	65,130
MannKind Corp. (a)		5,748	30,867
Medpace Holdings, Inc. (a)		382	196,409
Merit Medical Systems, Inc. (a)		1,400	116,522
Mesa Laboratories, Inc.		1,028	68,886
Mirum Pharmaceuticals, Inc. (a)		2,611	191,412
Omada Health, Inc. (a)		2,879	63,655
OptimizeRx Corp. (a)		435	8,917
Option Care Health, Inc. (a)		305	8,467
Pacira BioSciences, Inc. (a)		287	7,396
Phibro Animal Health Corp. - Class A		480	19,421
Phreesia, Inc. (a)		2,395	56,330
PROCEPT BioRobotics Corp. (a)		50	1,784
Prothena Corp. PLC (a)		1,576	15,382
PTC Therapeutics, Inc. (a)		839	51,489
QuidelOrtho Corp. (a)		162	4,771
RadNet, Inc. (a)		72	5,487
Repligen Corp. (a)		1,120	149,710
Rhythm Pharmaceuticals, Inc. (a)		1,779	179,661
Rigel Pharmaceuticals, Inc. (a)		787	22,296
Rocket Pharmaceuticals, Inc. (a)		1,418	4,623
Scholar Rock Holding Corp. (a)		1,328	49,455
Soleno Therapeutics, Inc. (a)		1,245	84,162
Spyre Therapeutics, Inc. (a)		125	2,095
Stevanato Group SpA		8,737	224,978
Supernus Pharmaceuticals, Inc. (a)		472	22,557
Syndax Pharmaceuticals, Inc. (a)		1,925	29,616
Tarsus Pharmaceuticals, Inc. (a)		3,740	222,268
TG Therapeutics, Inc. (a)		423	15,281
Theravance Biopharma, Inc. (a)		1,785	26,061
TransMedics Group, Inc. (a)		743	83,365
Travere Therapeutics, Inc. (a)		1,844	44,072
Trevi Therapeutics, Inc. (a)		333	3,047
Twist Bioscience Corp. (a)		154	4,334
UFP Technologies, Inc. (a)		41	8,184
uniQure NV (a)		1,924	112,304
UroGen Pharma Ltd. (a)		188	3,751
Vaxcyte, Inc. (a)		408	14,696
Veracyte, Inc. (a)		736	25,267
Xencor, Inc. (a)		1,681	19,718
Xeris Biopharma Holdings, Inc. (a)		398	3,240
			5,425,527

Industrials - 23.0%
AAON, Inc.		2,895	270,509
AeroVironment, Inc. (a)		175	55,106
American Superconductor Corp. (a)		424	25,181
Amprius Technologies, Inc. (a)		1,495	15,727
Archer Aviation, Inc. - Class A (a)		4,586	43,934
Argan, Inc.		1,355	365,918
Aris Water Solutions, Inc. - Class A		823	20,295
Array Technologies, Inc. (a)		965	7,865
Astronics Corp. (a)		454	20,707
AZZ, Inc.		112	12,223
BlackSky Technology, Inc. (a)		3,194	64,359
Bloom Energy Corp. - Class A (a)		771	65,203
Blue Bird Corp. (a)		754	43,393
Bowman Consulting Group Ltd. (a)		336	14,233
Brink's Co.		216	25,242
Brookfield Business Corp.		93	3,118
Casella Waste Systems, Inc. - Class A (a)		2,345	222,494
CECO Environmental Corp. (a)		1,523	77,978
Cimpress PLC (a)		289	18,219
Comfort Systems USA, Inc.		20	16,504
Construction Partners, Inc. - Class A (a)		308	39,116
CRA International, Inc.		578	120,530
CSW Industrials, Inc.		113	27,431
Dycom Industries, Inc. (a)		49	14,296
EMCOR Group, Inc.		7	4,547
Enovix Corp. (a)		257	2,562
ESCO Technologies, Inc.		227	47,922
Federal Signal Corp.		2,422	288,194
FTAI Aviation Ltd.		49	8,176
FTAI Infrastructure, Inc.		741	3,231
Global Industrial Co.		365	13,385
Granite Construction, Inc.		937	102,742
Healthcare Services Group, Inc. (a)		152	2,558
Herc Holdings, Inc.		98	11,433
Hertz Global Holdings, Inc. (a)(b)		272	1,850
Huron Consulting Group, Inc. (a)		712	104,500
IBEX Holdings Ltd. (a)		950	38,494
Innodata, Inc. (a)(b)		233	17,957
Insteel Industries, Inc.		390	14,953
Interface, Inc.		434	12,560
Intuitive Machines, Inc. (a)		461	4,850
John Bean Technologies Corp.		176	24,719
Karman Holdings, Inc. (a)		1,800	129,960
Kratos Defense & Security Solutions, Inc. (a)		30	2,741
Legalzoom.com, Inc. (a)		704	7,307
Legence Corp. - Class A (a)		168	5,176
Leonardo DRS, Inc.		478	21,701
Limbach Holdings, Inc. (a)		803	77,987
Liquidity Services, Inc. (a)		445	12,206
LSI Industries, Inc.		100	2,361
Matrix Service Co. (a)		270	3,532
McGrath RentCorp		68	7,976
Mercury Systems, Inc. (a)		1,322	102,323
MSA Safety, Inc.		515	88,616
Mueller Industries, Inc.		325	32,861
Mueller Water Products, Inc. - Class A		3,543	90,417
MYR Group, Inc. (a)		60	12,482
NEXTracker, Inc. - Class A (a)		1,374	101,662
NuScale Power Corp. (a)		741	26,676
Paylocity Holding Corp. (a)		1,190	189,531
Planet Labs PBC (a)		1,396	18,120
Powell Industries, Inc.		428	130,459
Primoris Services Corp.		1,915	262,987
REV Group, Inc.		1,101	62,394
Rocket Lab Corp. (a)		101	4,839
Saia, Inc. (a)		555	166,145
Simpson Manufacturing Co., Inc.		775	129,781
Standex International Corp.		359	76,072
Sterling Infrastructure, Inc. (a)		825	280,236
TAT Technologies Ltd. (a)		2,458	108,226
Tecnoglass, Inc.		108	7,226
UL Solutions, Inc.		2,835	200,888
Upwork, Inc. (a)		3,721	69,099
V2X, Inc. (a)		205	11,908
Vicor Corp. (a)		179	8,900
VSE Corp.		538	89,437
Watts Water Technologies, Inc. - Class A		34	9,495
Willdan Group, Inc. (a)		1,107	107,036
WillScot Mobile Mini Holdings Corp.		5,344	112,812
Xometry, Inc. - Class A (a)		1,564	85,191
Zurn Elkay Water Solutions Corp.		1,770	83,243
			5,234,223

Information Technology - 18.8%
ACI Worldwide, Inc. (a)		753	39,736
ADTRAN Holdings, Inc. (a)		1,889	17,719
Advanced Energy Industries, Inc.		633	107,699
Agilysys, Inc. (a)		846	89,041
Alkami Technology, Inc. (a)		69	1,714
Ambarella, Inc. (a)		1,048	86,481
Amplitude, Inc. - Class A (a)		3,480	37,306
Appfolio, Inc. - Class A (a)		785	216,393
Appian Corp. - Class A (a)		466	14,246
Applied Digital Corp. (a)		4,187	96,050
Applied Optoelectronics, Inc. (a)		83	2,152
Arlo Technologies, Inc. (a)		6,576	111,463
Asana, Inc. - Class A (a)		676	9,031
AvePoint, Inc. (a)		1,354	20,324
Backblaze, Inc. - Class A (a)		407	3,777
Badger Meter, Inc.		154	27,501
Bel Fuse, Inc. - Class B		559	78,830
Belden, Inc.		89	10,704
Braze, Inc. - Class A (a)		565	16,069
Calix, Inc. (a)		1,878	115,253
Cleanspark, Inc. (a)		1,995	28,928
Clear Secure, Inc. - Class A		281	9,380
CommScope Holding Co., Inc. (a)		1,830	28,328
Commvault Systems, Inc. (a)		621	117,232
Corsair Gaming, Inc. (a)		282	2,515
Credo Technology Group Holding Ltd. (a)		833	121,293
DigitalOcean Holdings, Inc. (a)		547	18,686
D-Wave Quantum, Inc. (a)		3,650	90,191
Evolv Technologies Holdings, Inc. (a)		2,793	21,087
Fabrinet (a)		192	70,007
Fastly, Inc. - Class A (a)		267	2,283
Freshworks, Inc. - Class A (a)		2,145	25,247
Gilat Satellite Networks Ltd. (a)		2,978	38,774
Guidewire Software, Inc. (a)		825	189,634
Impinj, Inc. (a)		255	46,091
indie Semiconductor, Inc. - Class A (a)		2,656	10,810
Intapp, Inc. (a)		125	5,112
InterDigital, Inc. (b)		22	7,595
IonQ, Inc. (a)		1,192	73,308
Itron, Inc. (a)		446	55,554
Knowles Corp. (a)		2,076	48,392
Life360, Inc. (a)		1,307	138,934
MACOM Technology Solutions Holdings, Inc. (a)		795	98,970
MARA Holdings, Inc. (a)(b)		1,127	20,579
MaxLinear, Inc. (a)		2,037	32,755
Monday.com Ltd. (a)		385	74,571
Napco Security Technologies, Inc.		542	23,279
nCino, Inc. (a)		5,810	157,509
NCR Voyix Corp. (a)		179	2,246
nLight, Inc. (a)		1,593	47,201
OSI Systems, Inc. (a)		439	109,416
Ouster, Inc. (a)		2,974	80,447
Pagaya Technologies Ltd. - Class A (a)		302	8,966
PDF Solutions, Inc. (a)		4,305	111,155
Pegasystems, Inc.		6,675	383,812
Porch Group, Inc. (a)		513	8,608
Q2 Holdings, Inc. (a)		151	10,931
Qualys, Inc. (a)		449	59,416
Rambus, Inc. (a)		1,126	117,329
Red Violet, Inc.		1,044	54,549
Rigetti Computing, Inc. (a)(b)		1,696	50,524
Sanmina Corp. (a)		106	12,202
Semtech Corp. (a)		913	65,234
Silicon Laboratories, Inc. (a)		365	47,862
SiTime Corp. (a)		131	39,472
SoundHound AI, Inc. - Class A (a)		1,809	29,089
Sprout Social, Inc. - Class A (a)		1,164	15,039
Synaptics, Inc. (a)		284	19,409
Tenable Holdings, Inc. (a)		559	16,300
Terawulf, Inc. (a)(b)		9,327	106,514
WM Technology, Inc. (a)		9,160	10,626
Workiva, Inc. (a)		2,203	189,634
Yext, Inc. (a)		1,012	8,622
Zeta Global Holdings Corp. - Class A (a)		235	4,669
			4,267,805

Materials - 1.7%
Ardagh Metal Packaging SA		3,152	12,576
Balchem Corp.		502	75,330
Carpenter Technology Corp.		94	23,081
Coeur Mining, Inc. (a)		3,248	60,932
Constellium SE (a)		1,950	29,016
Contango ORE, Inc. (a)		268	6,681
Ferroglobe Representation & Warranty Insurance Trust (a)(c)		840	0
Hawkins, Inc.		422	77,108
Hecla Mining Co.		3,221	38,974
Ingevity Corp. (a)		473	26,105
Kaiser Aluminum Corp.		177	13,657
Materion Corp.		116	14,014
Novagold Resources, Inc. (a)		647	5,694
United States Lime & Minerals, Inc.		23	3,026
			386,194

Real Estate - 0.8%
Compass, Inc. - Class A (a)		789	6,336
Jones Lang LaSalle, Inc. (a)		520	155,105
Real Brokerage, Inc. (a)		2,651	11,081
St Joe Co.		179	8,857
			181,379

Utilities - 0.3%
Consolidated Water Co Ltd.		370	13,054
Otter Tail Corp.		135	11,066
WaterBridge Infrastructure LLC - Class A (a)		2,034	51,297
			75,417
TOTAL COMMON STOCKS (Cost $17,177,353)			22,190,806

REAL ESTATE INVESTMENT TRUSTS - 0.4%		Shares	Value
Real Estate - 0.4%
NETSTREIT Corp.		2,601	46,974
Postal Realty Trust, Inc. - Class A		913	14,325
Tanger, Inc.		722	24,433
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $84,272)			85,732

RIGHTS - 0.0%(d)		Shares	Value
Health Care - 0.0%(d)
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00 (a)(c)		321	0
TOTAL RIGHTS (Cost $0)			0

TOTAL INVESTMENTS - 97.9% (Cost $17,261,625)			$22,276,538
Money Market Deposit Account - 3.9% (e)(f)			888,213
Liabilities in Excess of Other Assets - (1.8)%			(417,796)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$22,746,955
two			–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company SA - Sociedad Anónima
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $353,944.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(d)	Represents less than 0.05% of net assets.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.99%.

(f)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025 is $366,332 which represented 1.6% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Wilshire Small Company Growth (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$22,190,806	$–	$0	(a)	$22,190,806
Real Estate Investment Trusts	85,732	–	–		85,732
Rights	–	–	0	(a)	0
Total Investments	$22,276,538	$–	$0		$22,276,538

Refer to the Schedule of Investments for further disaggregation of investment categories. (a) Includes securities that have been fair valued at $0.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.